Subsequent Events		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 7 — Subsequent Events

Subsequent to June 30, 2020, the Company received $200,000 in loan proceeds under the Note.

On July 24, 2020, the Sponsor transferred 30,000 Founder Shares to each of its independent director nominees at their original per-share purchase price, for an aggregate of 90,000 Founder Shares transferred.

On August 11, 2020, the Company effected a 1:1.05 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 2,928,750 Founder Shares and there being an aggregate of 3,018,750 Founder Shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split.

The Company evaluated subsequent events and transactions that occurred after the balance through the date that the financial statements were available to be issued. Based on this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 7 — Subsequent Events

Proposed Business Combination

On October 15, 2020, the Company entered into an agreement and plan of merger (the “Merger Agreement”) by and among the Company, FSG Merger Sub Inc., a Delaware corporation (“Merger Sub”), Gemini Therapeutics, Inc., a Delaware corporation (“Gemini”) and Shareholder Representative Services LLC, a Colorado limited liability company, in its capacity as the representative, agent and attorney-in-fact of the securityholders of Gemini (in such capacity, the “Stockholders’ Representative”). The Merger Agreement provides, among other things, that Merger Sub will merge with and into Gemini, with Gemini surviving as a wholly owned subsidiary of the Company (the “Merger”).

Under the Merger Agreement, subject to customary representations, warranties and covenants, the Company has agreed to acquire all of the outstanding equity interests of Gemini in exchange for up to 21,500,000 shares of Company Class A common stock, subject to adjustments, to be paid at the effective time of the Merger. The aggregate number of shares of Class A Common Stock to be issued in connection with the Merger (including the shares being placed in escrow as described below) will be equal to the difference between (a) 21,500,000 shares of FS Development Class A Common Stock; minus (b) a number of shares of FS Development Class A Common Stock equal to one half (1/2) of the initial unallocated shares of the Company’s Class A Stock reserved for issuance under the new equity incentive plan to be adopted by the Company pursuant to the Merger Agreement (which shall not exceed two and one-half percent (2.5%) of the issued and outstanding shares of the Company’s Class A Common Stock as of immediately following the effective time of the Merger as set forth in the capitalization schedule delivered prior to Closing pursuant to the Merger Agreement (and approved by the Company, such approval not to be unreasonably withheld, conditioned or delayed)). At or prior to the effective time of the Merger, each option exercisable for Gemini equity that is outstanding immediately prior to the effective time of the Merger shall be assumed by the Company and continue in full force and effect on the same terms and conditions as are currently applicable to such options, subject to adjustments to exercise price and number of shares of Company Class A common stock issued upon exercise. In addition, the Merger Agreement contemplates that at Closing, the Company will deliver 2,150,000 of its shares of Class A common stock to be placed into escrow for indemnification purposes, as further described in the Merger Agreement.

Under the Merger Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (i) the approval and adoption of the Merger Agreement and transactions contemplated thereby by requisite vote of the Company’s stockholders (the “Company Stockholder Approval”) and the Gemini’s stockholders (the “Gemini Stockholder Approval”); (ii) the receipt of consents or approvals from the applicable governmental, regulatory or administrative authorities; (iii) the aggregate cash proceeds from Company’s trust account, together with the proceeds from the Subscriptions (as defined below), equaling no less than $170,000,000 (after deducting any amounts paid to Company stockholders that exercise their redemption rights in connection with the Merger and net of the Company’s unpaid liabilities), (iv) the absence of a Material Adverse Effect (as defined in the Merger Agreement) since the date of the Merger Agreement that is continuing; (v) the Company has not redeemed the Class A of common stock of the Company in an amount that would cause the Company to have net tangible assets of less than $5,000,001 upon consummation of the Merger; and (vi) the Company’s initial listing application with Nasdaq in connection with the Merger has been conditionally approved and, immediately following the effective time of the Merger, the Company has satisfied any applicable initial and continuing listing requirements of Nasdaq, and the Company has not received any notice of non-compliance therewith, and the shares of the Company’s Class A common stock has been approved for listing on Nasdaq. The Company and Gemini have agreed to waive the condition that the By-Laws of the combined entity be approved by the stockholders of the Company.

The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including, without limitation, (i) by the Company or Gemini, if (A) the Closing has not occurred by April 15, 2021, which date shall be automatically extended to May 15, 2021 if the U.S. Securities and Exchange Commission (the “SEC”) has not declared the proxy statement/prospectus effective on or prior to January 15, 2021 and (B) the party (the Company or Merger Sub, on one hand, or Gemini, on the other hand) seeking to terminate the Merger Agreement is not in material breach of the Merger Agreement; (ii) by the Company or Gemini, in the event an applicable governmental, regulatory or administrative authority has issued a final and non-appealable order having the effect of permanently restraining, enjoining or otherwise prohibiting the Merger; (iii) by the Company or Gemini, in the event any applicable law is in effect making the consummation of the Merger illegal; or (iv) by the Company or Gemini, if the Company or Gemini, as applicable, has breached any of its respective representations, warranties, agreements or its respective covenants contained in the Merger Agreement, such failure or breach would render certain conditions precedents to the Closing incapable of being satisfied, and such breach or failure is not cured by the time allotted.

The Merger Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:

Parent Support Agreement — In connection with the execution of the Merger Agreement, the Initial Stockholders of the Company (the “Parent Supporting Stockholders”) entered into support agreements with the Company and Gemini (the “Parent Support Agreements”). Under the Parent Support Agreements, each Parent Supporting Stockholder agreed to vote, at any meeting of the stockholders of the Company, and in any action by written consent of the stockholders of the Company, all of such Parent Supporting Stockholder’s Class A common stock and Class B common stock (i) in favor of the Merger Agreement, each of the Parent Proposals (as defined in the Merger Agreement) and the transactions contemplated by the Merger Agreement and the Parent Support Agreement, and (ii) in favor of any other matter reasonably necessary to the consummation of the transactions contemplated by the Merger Agreement and the approval of the Parent Proposals. In addition, the Parent Support Agreements prohibit the Parent Supporting Stockholders from, among other things, selling, assigning or transferring any Class A Common Stock or Class B Common Stock held by the Parent Supporting Stockholders or taking any action that would prevent or disable the Parent Support Stockholders from performing its obligations thereunder.

Gemini Support Agreement — In connection with the execution of the Merger Agreement, certain Gemini stockholders (the “Gemini Supporting Stockholders”) entered into support agreements with the Company (the “Gemini Support Agreements”). Under the Gemini Support Agreements, each Gemini Supporting Stockholder agreed, as promptly as reasonably practicable (and in any event within two (2) business days) following the SEC declaring effective the proxy statement/prospectus relating to the approval by the Company stockholders of the Merger, to execute and deliver a written consent with respect to the outstanding shares of Gemini common stock, Series A preferred stock and Series B preferred stock held by such Gemini Supporting Stockholder (the “Subject Gemini Shares”) approving the Merger Agreement and the transactions contemplated thereby. In addition to the foregoing, each Gemini Supporting Stockholder agreed that at any meeting of the holders of Gemini capital stock, each such Gemini Supporting Stockholder will appear at the meeting, in person or by proxy, and cause its Subject Gemini Shares to be voted (i) to approve and adopt the Merger Agreement and the transactions contemplated thereby, including the Merger (ii) against any Alternative Transaction (as defined in the Merger Agreement); and (iii) against any action or agreement that would impede or frustrate the provisions of the Gemini Support Agreements, the Merger Agreement or the transactions contemplated thereby. Pursuant to the Gemini Support Agreements, certain stockholder agreements of Gemini shall be automatically terminated and of no further force and effect (other than certain indemnity provisions that, by their terms, survive such termination), effective as of, and subject to and condition upon the occurrence of, the Closing. In addition, the Gemini Support Agreements prohibits the Gemini Supporting Stockholders from, among other things, (i) transferring any of the Subject Gemini Shares; (ii) entering into (a) any option, warrant, purchase right, or other contact that would require the Gemini Support Stockholders to transfer the Subject Gemini Shares, or (b) any voting trust, proxy or other contract with respect to the voting or transfer of the Subject Gemini Shares; or (iii) or taking any action in furtherance of the forgoing.

Subscription Agreement — In connection with the Merger, the Company entered into subscription agreements with certain investors, including the Sponsor (the “Subscription Agreements”), pursuant to which, among other things, such investors have agreed to purchase an aggregate of 9,506,000 shares of Class A common stock of the Company (together, the “Subscriptions”) for a purchase price of $10.00 per share, for aggregate gross proceeds of $95,060,000, to be issued at the Closing. The obligations of each party to consummate the Subscriptions are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.

Non-Redemption Agreements

In connection with the execution of the Merger Agreement, certain public stockholders of the Company entered into non-redemption letter agreements with the Company, pursuant to which, among other things, such stockholders owning shares of Class A Common Stock agreed not to elect to redeem or tender or submit for redemption 2,742,529 shares of Class A Common Stock held in the aggregate by such stockholders.

Registration Rights Agreement

In connection with the Closing, the holders of the Founder Shares, Private Placement Shares and certain other stockholders will enter into a registration rights agreement with the Company and Gemini, pursuant to which such stockholders can each demand that the combined entity register their registrable securities under certain circumstances and will each also have piggyback registration rights for these securities. In addition, following the consummation of the business combination, the combined entity is required to file and maintain an effective registration statement under the Securities Act covering such securities and certain other securities of the combined entity. The registration of these securities will permit the public sale of such securities, subject to certain contractual restrictions imposed by such agreement and the Merger Agreement. As part of the Registration Rights Agreement, holders of the registrable securities agree to a one hundred eighty (180) day lock-up period with respect to such registrable securities.

Voting Agreement

In connection with the Closing, the Sponsor, FS Development, certain stockholders of the Company and certain stockholders of Gemini will enter into a voting agreement, pursuant to which: (a) Gemini will have the right to designate four (4) directors to the board of directors of the combined entity and (b) the Sponsor will have the right to designate one (1) individual for election as a member of the board of directors of the combined entity until the fifth (5th) anniversary of the date of the voting agreement, subject to certain terms and holding requirements set forth therein.

Lockup Agreement

In connection with the Closing, certain stockholders of Gemini will enter into a lockup agreement, pursuant to which the stockholder parties thereto will agree to not (i) sell, hypothecate, pledge, grant any option to purchase or establish or increase a put equivalent position or liquidate or decrease a call equivalent position or (ii) enter into any swap or other arrangement that transfers any of the economic consequences of ownership, in each case, of the combined entity’s common stock for a period of one hundred eighty (180) days after the Closing.

The above description of the Proposed Business Combination should be read in conjunction with the disclosures contained in the Form S-4 filed by the Company with the SEC on November 2, 2020.

Management has evaluated subsequent events to determine if events or transactions occurring through November 10, 2020, the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.